Fair Value of Plan Assets (Tables)	12 Months Ended
Dec. 31, 2025
Community Trust Bancorp, Inc. Savings Plan [Member]
Fair Value of Plan Assets [Abstract]
Statements of Net Assets Available for Benefits Measured at Fair Value
The following tables present the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value on a recurring basis and the level within the ASC Topic 820, fair value hierarchy in which the fair value measurements fall at December 31, 2025 and December 31, 2024:

		Fair Value Measurements as of December 31, 2025 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

CTBI common stock	$17,194,927	$17,194,927	$0	$0
Mutual funds	72,293,241	72,293,241	0	0
Money market funds	5,861,415	5,861,415	0	0
	$95,349,583	$95,349,583	$0	$0

		Fair Value Measurements as of December 31, 2024 Using
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

CTBI common stock	$16,150,499	$16,150,499	$0	$0
Mutual funds	62,458,076	62,458,076	0	0
Money market funds	5,595,086	5,595,086	0	0
	$84,203,661	$84,203,661	$0	$0